Accounts Receivable, Net (Details) ¥ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
Accounts Receivable, Net [Abstract]
Allowances for credit losses	¥ 191